Subsequent events (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended						1 Months Ended
	Feb. 28, 2012 PERH	Feb. 16, 2012 PERH	Dec. 31, 2011 PERH	Mar. 30, 2012 Canadian Hills	Jan. 31, 2012 Canadian Hills MW	Jan. 31, 2012 Acquisition Canadian Hills MW mi	Feb. 29, 2012 Sale agreement PERH	Feb. 16, 2012 Sale agreement PERH
Subsequent events
Amount invested						$ 23.0
Ownership percentage in subsidiary				48.00%	51.00%	51.00%
Ownership percentage in project						100.00%
Wind power project capacity (in MW)					298	298
Distance of project location (in miles)						20
Executed capacity under long-term power purchase agreement (in MW)						250
Capacity negotiated under long-term power purchase agreement (in MW)						48
Expected cost of project						460
Right to invest in project (as a percent)						100.00%
Right to invest in project, amount						170
Percentage of ownership interest		14.30%	14.30%	99.00%				14.30%
Price of entity's common membership interest in equity method investee	24						24
Management termination fee	6.1						6.1
Total price	$ 30.1						$ 30.1